Capital - Schedule of Classes of Share Capital (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Beginning balance	$ 125,941	$ 125,941	$ 125,941		$ 236,474	$ 308,846
Balance at beginning, Number of shares	45,675,968	45,675,968	45,675,968		45,484,310	42,780,186
Transaction costs	$ (1,455)					$ (2,316)
Exercise of share warrants, employee warrants, stock-options and free-shares vesting Cellectis			$ 9			$ 5,612
Exercise of share warrants, employee warrants, stock-options and free-shares vesting, shares			167,433		191,658
Capital increase by issuance of common shares			25,907,800			2,415,630
Exercise of share warrants, employee warrants and stock options						288,494
Other movements	(257)	$ (259)	$ (187)	[1]
Ending Balance	96,558	76,123	$ 84,695		$ 125,941	$ 236,474
Balance at end, Number of shares			71,751,201		45,675,968	45,484,310
Nominal value			$ 0.05		$ 0.05	$ 0.05
Share Capital Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	2,955	2,955	$ 2,955		$ 2,945	$ 2,785
Capital increase			1,401			143
Exercise of share warrants, employee warrants and stock options						17
Exercise of share warrants, employee warrants, stock-options and free-shares vesting Cellectis			$ 9		$ 10	$ 17
Exercise of share warrants, employee warrants, stock-options and free-shares vesting, shares			167,433		191,658	288,494
Ending Balance	3,491	3,492	$ 4,365		$ 2,955	$ 2,945
Premiums Related to Share Capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	583,122	583,122	583,122		934,696	872,134
Capital increase			68,584			46,811
Transaction costs	(1,455)		(2,049)		(570)	(2,316)
Exercise of share warrants, employee warrants and stock options						5,597
Exercise of share warrants, employee warrants, stock-options and free-shares vesting Cellectis						5,597
Non-cash stock based compensation expense			7,086		8,071	12,497
Other movements	(133,976)	(134,273)	(133,958)	[1]	(359,076)	(27)
Ending Balance	$ 477,291	$ 474,391	$ 522,785		$ 583,122	$ 934,696

[1]	Other movements include mainly the absorption of $134.1 million of retained earnings into share premium, approved during the annual shareholders meeting of June 27, 2023, in accordance with French Law. This transaction has no impact on the total equity, comprehensive income (loss), assets (including cash) nor liabilities.